Financial instruments and risk management - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	$ (6,275)	$ (5,766)
Expected lease liability payments	(1,731)	(1,566)
Borrowings before swaps	(12,204)	(12,386)
Expected future interest payments	(5,795)	(5,437)
Other financial liabilities	(20)	0
– gross inflows	1,398	925
– gross outflows	(1,655)	(1,113)
Derivatives not related to net debt – net settled	(353)	(42)
– gross inflows	1,302	290
– gross outflows	(1,340)	(291)
Total	(26,673)	(25,386)
Due within 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(5,766)	(5,251)
Expected lease liability payments	(361)	(271)
Borrowings before swaps	(827)	(351)
Expected future interest payments	(511)	(525)
Other financial liabilities	(20)	0
– gross inflows	41	27
– gross outflows	(44)	(34)
Derivatives not related to net debt – net settled	(186)	(20)
– gross inflows	1,302	290
– gross outflows	(1,340)	(291)
Total	(7,712)	(6,426)
Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(31)	(53)
Expected lease liability payments	(266)	(231)
Borrowings before swaps	(746)	(667)
Expected future interest payments	(486)	(522)
Other financial liabilities	0	0
– gross inflows	41	27
– gross outflows	(44)	(34)
Derivatives not related to net debt – net settled	(77)	(7)
– gross inflows	0	0
– gross outflows	0	0
Total	(1,609)	(1,487)
Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(34)	(15)
Expected lease liability payments	(174)	(155)
Borrowings before swaps	(1,318)	(743)
Expected future interest payments	(460)	(495)
Other financial liabilities	0	0
– gross inflows	506	27
– gross outflows	(590)	(34)
Derivatives not related to net debt – net settled	(40)	(2)
– gross inflows	0	0
– gross outflows	0	0
Total	(2,110)	(1,417)
Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(18)	(34)
Expected lease liability payments	(133)	(101)
Borrowings before swaps	(604)	(1,256)
Expected future interest payments	(439)	(469)
Other financial liabilities	0	0
– gross inflows	27	27
– gross outflows	(34)	(34)
Derivatives not related to net debt – net settled	(10)	(2)
– gross inflows	0	0
– gross outflows	0	0
Total	(1,211)	(1,869)
Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(20)	(19)
Expected lease liability payments	(93)	(84)
Borrowings before swaps	(597)	(1,892)
Expected future interest payments	(414)	(427)
Other financial liabilities	0	0
– gross inflows	27	27
– gross outflows	(34)	(34)
Derivatives not related to net debt – net settled	(3)	(2)
– gross inflows	0	0
– gross outflows	0	0
Total	(1,134)	(2,431)
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(406)	(394)
Expected lease liability payments	(704)	(724)
Borrowings before swaps	(8,112)	(7,477)
Expected future interest payments	(3,485)	(2,999)
Other financial liabilities	0	0
– gross inflows	756	790
– gross outflows	(909)	(943)
Derivatives not related to net debt – net settled	(37)	(9)
– gross inflows	0	0
– gross outflows	0	0
Total	$ (12,897)	$ (11,756)